Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of deferred tax assets
Net operating loss carry forwards	$ 27,974,000	$ 27,872,000
Orphan drug and research and development credit carry forwards	2,986,000	3,068,000
Other	3,310,000	1,443,000
Total	34,270,000	32,383,000
Valuation allowance	(34,270,000)	(32,383,000)
Net deferred tax assets